Results for the year - Segment Information - Net Sales - Business Segments and Geographical Areas (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Total net sales	kr 126,946	kr 122,021	kr 111,831
Total sales growth as reported (as a percent)	4.00%	9.10%	0.10%
Diabetes And Obesity Care
Disclosure of geographical areas [line items]
Total net sales	kr 108,020	kr 102,840	kr 93,904
Diabetes And Obesity Care | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	18,439	20,776	20,844
Diabetes And Obesity Care | Tresiba
Disclosure of geographical areas [line items]
Total net sales	8,968	9,259	8,035
Diabetes And Obesity Care | Xultophy
Disclosure of geographical areas [line items]
Total net sales	2,444	2,210	1,614
Diabetes And Obesity Care | Levemir
Disclosure of geographical areas [line items]
Total net sales	7,027	9,307	11,195
Diabetes And Obesity Care | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	10,925	10,578	10,194
Diabetes And Obesity Care | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	1,291	993	714
Diabetes And Obesity Care | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	9,634	9,585	9,480
Diabetes And Obesity Care | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	18,313	19,303	19,353
Diabetes And Obesity Care | Fiasp
Disclosure of geographical areas [line items]
Total net sales	1,385	1,243	590
Diabetes And Obesity Care | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	16,928	18,060	18,763
Diabetes And Obesity Care | Human insulin
Disclosure of geographical areas [line items]
Total net sales	8,873	9,036	9,265
Diabetes And Obesity Care | Total insulin
Disclosure of geographical areas [line items]
Total net sales	56,550	59,693	59,656
Diabetes And Obesity Care | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	41,831	33,221	26,129
Diabetes And Obesity Care | Victoza
Disclosure of geographical areas [line items]
Total net sales	18,747	21,934	24,333
Diabetes And Obesity Care | Ozempic
Disclosure of geographical areas [line items]
Total net sales	21,211	11,237	1,796
Diabetes And Obesity Care | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	1,873	50	0
Diabetes And Obesity Care | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	4,031	4,247	4,250
Diabetes And Obesity Care | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	102,412	97,161	90,035
Diabetes And Obesity Care | Obesity care Saxenda
Disclosure of geographical areas [line items]
Total net sales	5,608	5,679	3,869
Biopharm
Disclosure of geographical areas [line items]
Total net sales	18,926	19,181	17,927
Biopharm | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	9,662	10,281	9,576
Biopharm | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	7,203	8,119	7,881
Biopharm | NovoEight
Disclosure of geographical areas [line items]
Total net sales	1,462	1,525	1,354
Biopharm | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	7,704	7,275	6,834
Biopharm | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,560	1,625	1,517
International Operations
Disclosure of geographical areas [line items]
Total net sales	kr 65,829	kr 61,564	kr 54,923
Total sales growth as reported (as a percent)	6.90%	12.10%	2.30%
International Operations | Diabetes And Obesity Care
Disclosure of geographical areas [line items]
Total net sales	kr 54,181	kr 50,271	kr 44,334
International Operations | Diabetes And Obesity Care | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	9,959	9,035	7,942
International Operations | Diabetes And Obesity Care | Tresiba
Disclosure of geographical areas [line items]
Total net sales	4,407	3,477	2,764
International Operations | Diabetes And Obesity Care | Xultophy
Disclosure of geographical areas [line items]
Total net sales	1,789	1,493	1,085
International Operations | Diabetes And Obesity Care | Levemir
Disclosure of geographical areas [line items]
Total net sales	3,763	4,065	4,093
International Operations | Diabetes And Obesity Care | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	10,246	9,707	8,862
International Operations | Diabetes And Obesity Care | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	1,291	993	714
International Operations | Diabetes And Obesity Care | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	8,955	8,714	8,148
International Operations | Diabetes And Obesity Care | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	10,808	10,304	9,332
International Operations | Diabetes And Obesity Care | Fiasp
Disclosure of geographical areas [line items]
Total net sales	832	617	357
International Operations | Diabetes And Obesity Care | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	9,976	9,687	8,975
International Operations | Diabetes And Obesity Care | Human insulin
Disclosure of geographical areas [line items]
Total net sales	7,339	7,361	7,348
International Operations | Diabetes And Obesity Care | Total insulin
Disclosure of geographical areas [line items]
Total net sales	38,352	36,407	33,484
International Operations | Diabetes And Obesity Care | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	10,765	8,392	6,279
International Operations | Diabetes And Obesity Care | Victoza
Disclosure of geographical areas [line items]
Total net sales	7,095	7,249	6,240
International Operations | Diabetes And Obesity Care | Ozempic
Disclosure of geographical areas [line items]
Total net sales	3,634	1,143	39
International Operations | Diabetes And Obesity Care | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	36	0	0
International Operations | Diabetes And Obesity Care | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	2,946	3,389	3,360
International Operations | Diabetes And Obesity Care | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	52,063	48,188	43,123
International Operations | Diabetes And Obesity Care | Obesity care Saxenda
Disclosure of geographical areas [line items]
Total net sales	2,118	2,083	1,211
International Operations | Biopharm
Disclosure of geographical areas [line items]
Total net sales	11,648	11,293	10,589
International Operations | Biopharm | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	5,708	5,946	5,572
International Operations | Biopharm | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	3,996	4,502	4,424
International Operations | Biopharm | NovoEight
Disclosure of geographical areas [line items]
Total net sales	1,127	1,143	1,046
International Operations | Biopharm | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	4,832	4,225	4,000
International Operations | Biopharm | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	1,108	1,122	1,017
EMEA
Disclosure of geographical areas [line items]
Total net sales	kr 34,297	kr 32,208	kr 29,226
Total sales growth as reported (as a percent)	6.50%	10.20%	2.50%
EMEA | Diabetes And Obesity Care
Disclosure of geographical areas [line items]
Total net sales	kr 27,612	kr 25,690	kr 22,833
EMEA | Diabetes And Obesity Care | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	6,451	5,955	5,289
EMEA | Diabetes And Obesity Care | Tresiba
Disclosure of geographical areas [line items]
Total net sales	2,574	1,983	1,479
EMEA | Diabetes And Obesity Care | Xultophy
Disclosure of geographical areas [line items]
Total net sales	1,605	1,407	1,060
EMEA | Diabetes And Obesity Care | Levemir
Disclosure of geographical areas [line items]
Total net sales	2,272	2,565	2,750
EMEA | Diabetes And Obesity Care | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	2,959	3,160	3,034
EMEA | Diabetes And Obesity Care | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	321	237	152
EMEA | Diabetes And Obesity Care | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	2,638	2,923	2,882
EMEA | Diabetes And Obesity Care | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	6,584	6,422	5,931
EMEA | Diabetes And Obesity Care | Fiasp
Disclosure of geographical areas [line items]
Total net sales	764	585	357
EMEA | Diabetes And Obesity Care | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	5,820	5,837	5,574
EMEA | Diabetes And Obesity Care | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,370	2,438	2,592
EMEA | Diabetes And Obesity Care | Total insulin
Disclosure of geographical areas [line items]
Total net sales	18,364	17,975	16,846
EMEA | Diabetes And Obesity Care | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	7,399	5,682	4,376
EMEA | Diabetes And Obesity Care | Victoza
Disclosure of geographical areas [line items]
Total net sales	4,251	4,713	4,337
EMEA | Diabetes And Obesity Care | Ozempic
Disclosure of geographical areas [line items]
Total net sales	3,112	969	39
EMEA | Diabetes And Obesity Care | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	36	0	0
EMEA | Diabetes And Obesity Care | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	725	1,052	1,064
EMEA | Diabetes And Obesity Care | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	26,488	24,709	22,286
EMEA | Diabetes And Obesity Care | Obesity care Saxenda
Disclosure of geographical areas [line items]
Total net sales	1,124	981	547
EMEA | Biopharm
Disclosure of geographical areas [line items]
Total net sales	6,685	6,518	6,393
EMEA | Biopharm | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	3,579	3,646	3,604
EMEA | Biopharm | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	2,352	2,577	2,694
EMEA | Biopharm | NovoEight
Disclosure of geographical areas [line items]
Total net sales	790	844	836
EMEA | Biopharm | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,220	1,960	1,972
EMEA | Biopharm | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	886	912	817
China
Disclosure of geographical areas [line items]
Total net sales	kr 14,084	kr 12,844	kr 11,285
Total sales growth as reported (as a percent)	9.70%	13.80%	5.40%
China | Diabetes And Obesity Care
Disclosure of geographical areas [line items]
Total net sales	kr 13,652	kr 12,519	kr 11,062
China | Diabetes And Obesity Care | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	1,471	1,059	814
China | Diabetes And Obesity Care | Tresiba
Disclosure of geographical areas [line items]
Total net sales	418	87	16
China | Diabetes And Obesity Care | Xultophy
Disclosure of geographical areas [line items]
Total net sales	1	0	0
China | Diabetes And Obesity Care | Levemir
Disclosure of geographical areas [line items]
Total net sales	1,052	972	798
China | Diabetes And Obesity Care | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	4,852	4,306	3,783
China | Diabetes And Obesity Care | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	39	4	0
China | Diabetes And Obesity Care | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	4,813	4,302	3,783
China | Diabetes And Obesity Care | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	2,075	1,753	1,450
China | Diabetes And Obesity Care | Fiasp
Disclosure of geographical areas [line items]
Total net sales	0	0	0
China | Diabetes And Obesity Care | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	2,075	1,753	1,450
China | Diabetes And Obesity Care | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,655	2,847	2,821
China | Diabetes And Obesity Care | Total insulin
Disclosure of geographical areas [line items]
Total net sales	11,053	9,965	8,868
China | Diabetes And Obesity Care | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	1,043	898	521
China | Diabetes And Obesity Care | Victoza
Disclosure of geographical areas [line items]
Total net sales	1,033	898	521
China | Diabetes And Obesity Care | Ozempic
Disclosure of geographical areas [line items]
Total net sales	10	0	0
China | Diabetes And Obesity Care | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
China | Diabetes And Obesity Care | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	1,546	1,647	1,672
China | Diabetes And Obesity Care | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	13,642	12,510	11,061
China | Diabetes And Obesity Care | Obesity care Saxenda
Disclosure of geographical areas [line items]
Total net sales	10	9	1
China | Biopharm
Disclosure of geographical areas [line items]
Total net sales	432	325	223
China | Biopharm | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	361	284	199
China | Biopharm | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	345	269	194
China | Biopharm | NovoEight
Disclosure of geographical areas [line items]
Total net sales	16	15	5
China | Biopharm | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	66	36	20
China | Biopharm | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	5	5	4
Rest of World
Disclosure of geographical areas [line items]
Total net sales	kr 17,448	kr 16,512	kr 14,412
Total sales growth as reported (as a percent)	5.70%	14.60%	(0.30%)
Rest of World | Diabetes And Obesity Care
Disclosure of geographical areas [line items]
Total net sales	kr 12,917	kr 12,062	kr 10,439
Rest of World | Diabetes And Obesity Care | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	2,037	2,021	1,839
Rest of World | Diabetes And Obesity Care | Tresiba
Disclosure of geographical areas [line items]
Total net sales	1,415	1,407	1,269
Rest of World | Diabetes And Obesity Care | Xultophy
Disclosure of geographical areas [line items]
Total net sales	183	86	25
Rest of World | Diabetes And Obesity Care | Levemir
Disclosure of geographical areas [line items]
Total net sales	439	528	545
Rest of World | Diabetes And Obesity Care | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	2,435	2,241	2,045
Rest of World | Diabetes And Obesity Care | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	931	752	562
Rest of World | Diabetes And Obesity Care | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	1,504	1,489	1,483
Rest of World | Diabetes And Obesity Care | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	2,149	2,129	1,951
Rest of World | Diabetes And Obesity Care | Fiasp
Disclosure of geographical areas [line items]
Total net sales	68	32	0
Rest of World | Diabetes And Obesity Care | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	2,081	2,097	1,951
Rest of World | Diabetes And Obesity Care | Human insulin
Disclosure of geographical areas [line items]
Total net sales	2,314	2,076	1,935
Rest of World | Diabetes And Obesity Care | Total insulin
Disclosure of geographical areas [line items]
Total net sales	8,935	8,467	7,770
Rest of World | Diabetes And Obesity Care | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	2,323	1,812	1,382
Rest of World | Diabetes And Obesity Care | Victoza
Disclosure of geographical areas [line items]
Total net sales	1,811	1,638	1,382
Rest of World | Diabetes And Obesity Care | Ozempic
Disclosure of geographical areas [line items]
Total net sales	512	174	0
Rest of World | Diabetes And Obesity Care | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Rest of World | Diabetes And Obesity Care | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	675	690	624
Rest of World | Diabetes And Obesity Care | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	11,933	10,969	9,776
Rest of World | Diabetes And Obesity Care | Obesity care Saxenda
Disclosure of geographical areas [line items]
Total net sales	984	1,093	663
Rest of World | Biopharm
Disclosure of geographical areas [line items]
Total net sales	4,531	4,450	3,973
Rest of World | Biopharm | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	1,768	2,016	1,769
Rest of World | Biopharm | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	1,299	1,656	1,536
Rest of World | Biopharm | NovoEight
Disclosure of geographical areas [line items]
Total net sales	321	284	205
Rest of World | Biopharm | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,546	2,229	2,008
Rest of World | Biopharm | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	217	205	196
North America Operations
Disclosure of geographical areas [line items]
Total net sales	kr 61,117	kr 60,457	kr 56,908
Total sales growth as reported (as a percent)	1.10%	6.20%	(1.90%)
North America Operations | Diabetes And Obesity Care
Disclosure of geographical areas [line items]
Total net sales	kr 53,839	kr 52,569	kr 49,570
North America Operations | Diabetes And Obesity Care | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	8,480	11,741	12,902
North America Operations | Diabetes And Obesity Care | Tresiba
Disclosure of geographical areas [line items]
Total net sales	4,561	5,782	5,271
North America Operations | Diabetes And Obesity Care | Xultophy
Disclosure of geographical areas [line items]
Total net sales	655	717	529
North America Operations | Diabetes And Obesity Care | Levemir
Disclosure of geographical areas [line items]
Total net sales	3,264	5,242	7,102
North America Operations | Diabetes And Obesity Care | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	679	871	1,332
North America Operations | Diabetes And Obesity Care | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	0	0	0
North America Operations | Diabetes And Obesity Care | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	679	871	1,332
North America Operations | Diabetes And Obesity Care | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	7,505	8,999	10,021
North America Operations | Diabetes And Obesity Care | Fiasp
Disclosure of geographical areas [line items]
Total net sales	553	626	233
North America Operations | Diabetes And Obesity Care | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	6,952	8,373	9,788
North America Operations | Diabetes And Obesity Care | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,534	1,675	1,917
North America Operations | Diabetes And Obesity Care | Total insulin
Disclosure of geographical areas [line items]
Total net sales	18,198	23,286	26,172
North America Operations | Diabetes And Obesity Care | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	31,066	24,829	19,850
North America Operations | Diabetes And Obesity Care | Victoza
Disclosure of geographical areas [line items]
Total net sales	11,652	14,685	18,093
North America Operations | Diabetes And Obesity Care | Ozempic
Disclosure of geographical areas [line items]
Total net sales	17,577	10,094	1,757
North America Operations | Diabetes And Obesity Care | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	1,837	50	0
North America Operations | Diabetes And Obesity Care | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	1,085	858	890
North America Operations | Diabetes And Obesity Care | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	50,349	48,973	46,912
North America Operations | Diabetes And Obesity Care | Obesity care Saxenda
Disclosure of geographical areas [line items]
Total net sales	3,490	3,596	2,658
North America Operations | Biopharm
Disclosure of geographical areas [line items]
Total net sales	7,278	7,888	7,338
North America Operations | Biopharm | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	3,954	4,335	4,004
North America Operations | Biopharm | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	3,207	3,617	3,457
North America Operations | Biopharm | NovoEight
Disclosure of geographical areas [line items]
Total net sales	335	382	308
North America Operations | Biopharm | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,872	3,050	2,834
North America Operations | Biopharm | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	452	503	500
Of which the US
Disclosure of geographical areas [line items]
Total net sales	kr 57,824	kr 57,486	kr 54,488
Total sales growth as reported (as a percent)	0.60%	5.50%	(2.40%)
Of which the US | Diabetes And Obesity Care
Disclosure of geographical areas [line items]
Total net sales	kr 51,087	kr 50,173	kr 47,680
Of which the US | Diabetes And Obesity Care | Long-acting insulin
Disclosure of geographical areas [line items]
Total net sales	7,962	11,271	12,600
Of which the US | Diabetes And Obesity Care | Tresiba
Disclosure of geographical areas [line items]
Total net sales	4,191	5,500	5,192
Of which the US | Diabetes And Obesity Care | Xultophy
Disclosure of geographical areas [line items]
Total net sales	642	708	528
Of which the US | Diabetes And Obesity Care | Levemir
Disclosure of geographical areas [line items]
Total net sales	3,129	5,063	6,880
Of which the US | Diabetes And Obesity Care | Premix insulin
Disclosure of geographical areas [line items]
Total net sales	652	839	1,294
Of which the US | Diabetes And Obesity Care | Ryzodeg
Disclosure of geographical areas [line items]
Total net sales	0	0	0
Of which the US | Diabetes And Obesity Care | NovoRapid/NovoLog
Disclosure of geographical areas [line items]
Total net sales	652	839	1,294
Of which the US | Diabetes And Obesity Care | Fast-acting insulin
Disclosure of geographical areas [line items]
Total net sales	7,101	8,592	9,634
Of which the US | Diabetes And Obesity Care | Fiasp
Disclosure of geographical areas [line items]
Total net sales	519	597	211
Of which the US | Diabetes And Obesity Care | U17 NovoLog/NovoRapid
Disclosure of geographical areas [line items]
Total net sales	6,582	7,995	9,423
Of which the US | Diabetes And Obesity Care | Human insulin
Disclosure of geographical areas [line items]
Total net sales	1,431	1,552	1,778
Of which the US | Diabetes And Obesity Care | Total insulin
Disclosure of geographical areas [line items]
Total net sales	17,146	22,254	25,306
Of which the US | Diabetes And Obesity Care | Total GLP-1
Disclosure of geographical areas [line items]
Total net sales	29,768	23,866	19,195
Of which the US | Diabetes And Obesity Care | Victoza
Disclosure of geographical areas [line items]
Total net sales	11,292	14,217	17,561
Of which the US | Diabetes And Obesity Care | Ozempic
Disclosure of geographical areas [line items]
Total net sales	16,650	9,599	1,634
Of which the US | Diabetes And Obesity Care | Rybelsus
Disclosure of geographical areas [line items]
Total net sales	1,826	50	0
Of which the US | Diabetes And Obesity Care | Other Diabetes care
Disclosure of geographical areas [line items]
Total net sales	943	705	733
Of which the US | Diabetes And Obesity Care | Total Diabetes care
Disclosure of geographical areas [line items]
Total net sales	47,857	46,825	45,234
Of which the US | Diabetes And Obesity Care | Obesity care Saxenda
Disclosure of geographical areas [line items]
Total net sales	3,230	3,348	2,446
Of which the US | Biopharm
Disclosure of geographical areas [line items]
Total net sales	6,737	7,313	6,808
Of which the US | Biopharm | Haemophilia
Disclosure of geographical areas [line items]
Total net sales	3,675	4,031	3,723
Of which the US | Biopharm | NovoSeven
Disclosure of geographical areas [line items]
Total net sales	3,089	3,454	3,278
Of which the US | Biopharm | NovoEight
Disclosure of geographical areas [line items]
Total net sales	312	358	291
Of which the US | Biopharm | Growth disorders
Disclosure of geographical areas [line items]
Total net sales	2,854	3,035	2,823
Of which the US | Biopharm | Other Biopharm
Disclosure of geographical areas [line items]
Total net sales	kr 208	kr 247	kr 262